Warranty Provisions	12 Months Ended
Dec. 31, 2017
Warranty Provisions [abstract]
Warranty Provisions

Note 15 – Warranty Provisions

Changes in the Company’s aggregate warranty provisions are as follows:

	2017	2016
At January 1,	$2,062	$3,193
Additional provisions	1,192	969
Utilized during the period	(639)	(732)
Unused amounts reversed	(734)	(1,330)
Foreign currency translation	214	(38)
Total warranty provision at December 31,	2,095	2,062
Less current portion	(1,174)	(1,221)
Long-term warranty provision at December 31,	$921	$841